UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    S & Co. Inc.
                                 Address: 50 Congress Street
                                          Boston, MA 02109

                                 13F File Number: 28-2459

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Dudley H. Willis
Title: Partner
Phone: 617-227-8660

Signature,                               Place,             and Date of Signing:


/s/ Dudley H. Willis                     Boston                  08-04-04
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  NONE

Number of included managers: -0-

Form 13f Information table entry total: 111

Form 13f Table value total: 540,316

FORM 13F INFORMATION TABLE

                                          TITLE OF           VALUE        SHARES/  SH/   PUT/  INVSTMT   OTHER     VOTING AUTHORITY
    NAME OF ISSUER                         CLASS     CUSIP  (x$1000)      PRN AMT  PRN   CALL  DSCRETN  MANAGERS  SOLE  SHARED  NONE
-----------------------                   --------   -----  --------      -------  ---   ----  -------  --------  ----  ------  ----
ABBOTT LABORATORIES COM                  002824100             9,889      242,616                SOLE                           SOLE
AEGON N V AMER REG                       007924103               603       49,794                SOLE                           SOLE
AIR PRODUCTS & CHEMICALS INC COM         009158106             7,514      143,276                SOLE                           SOLE
ALCOA INC COM                            013817101             8,073      244,428                SOLE                           SOLE
AMERICAN EXPRESS CO COM                  025816109             3,375       65,700                SOLE                           SOLE
AMERICAN INTERNATIONAL GROUP INC COM     026874107             8,787      123,287                SOLE                           SOLE
AMGEN INC COM                            031162100               960       17,600                SOLE                           SOLE
ANALOG DEVICES COM                       032654105               508       10,800                SOLE                           SOLE
ANHEUSER BUSCH COS INC COM               035229103               259        4,800                SOLE                           SOLE
APPLIED MATERIALS INC COM                038222105             3,503      178,560                SOLE                           SOLE
AUTOMATIC DATA PROCESSING INC COM        053015103            12,087      288,633                SOLE                           SOLE
AVENTIS SA SPONSORED ADR                 053561106            35,482      466,448                SOLE                           SOLE
BP PLC SPONSORED ADR                     055622104             7,509      140,178                SOLE                           SOLE
BANK OF AMERICA CORP COM                 060505104             1,949       23,038                SOLE                           SOLE
BANK ONE CORP COM                        06423A103               510       10,000                SOLE                           SOLE
BERKSHIRE HATHAWAY INC CL B              084670207            23,093        7,815                SOLE                           SOLE
BOSTON SCIENTIFIC CORP COM               101137107               642       15,000                SOLE                           SOLE
BRIGGS & STRATTON CORP COM               109043109               618        7,000                SOLE                           SOLE
CATERPILLAR INC COM                      149123101             6,818       85,828                SOLE                           SOLE
CHEVRONTEXACO CORP COM                   166764100             5,469       58,120                SOLE                           SOLE
CHUBB CORP COM                           171232101                13          200                SOLE                           SOLE
CISCO SYSTEMS INC COM                    17275R102             4,733      199,711                SOLE                           SOLE
CITIGROUP INC COM                        172967101            56,421    1,213,363                SOLE                           SOLE
CLEAR CHANNEL COMMUNICATIONS COM         184502102               803       21,745                SOLE                           SOLE
COCA-COLA CO COM                         191216100               141        2,800                SOLE                           SOLE
COLGATE-PALMOLIVE CO COM                 194162103               140        2,400                SOLE                           SOLE
CRAWFORD & COMPANY CL A NON VTG          224633206             1,051      222,800                SOLE                           SOLE
WALT DISNEY HOLDING CO COM               254687106                45        1,770                SOLE                           SOLE
E I DUPONT DENEMOURS & CO COM            263534109             4,702      105,868                SOLE                           SOLE
EMC CORP COM (MA)                        268648102                22        2,000                SOLE                           SOLE
EATON VANCE CORP NON-VOTING COM          278265103               611       16,000                SOLE                           SOLE
EMERSON ELECTRIC CO COM                  291011104                12          200                SOLE                           SOLE
ENBRIDGE INC COM                         29250N105             5,532      151,190                SOLE                           SOLE
ENTERGY CORP (NEW) COM                   29364G103             1,220       21,789                SOLE                           SOLE
EXXON MOBIL CORP COM                     30231G102            23,007      518,078                SOLE                           SOLE
FIRST DATA CORP COM                      319963104               400        9,000                SOLE                           SOLE
FISERV INC COM                           337738108               147        3,795                SOLE                           SOLE
GANNETT CO COM                           364730101                95        1,120                SOLE                           SOLE
GENERAL COMMUNICATIONS                   369385109                17        2,190                SOLE                           SOLE
GENERAL ELECTRIC CO COM                  369604103            17,875      551,709                SOLE                           SOLE
GENERAL MILLS INC COM                    370334104             2,290       48,189                SOLE                           SOLE
GILLETTE CO COM                          375766102             4,165       98,238                SOLE                           SOLE
HSBC HOLDINGS PLC SPONSORED ADR (NEW)    404280406             1,310       17,500                SOLE                           SOLE
HANSON PLC SPONSORED ADR                 411349103               173        5,000                SOLE                           SOLE
HEWLETT-PACKARD CO COM                   428236103            11,896      563,812                SOLE                           SOLE
HOME DEPOT INC COM                       437076102               633       18,000                SOLE                           SOLE
IMS HEALTH INC COM                       449934108               468       20,000                SOLE                           SOLE
INTEL CORP COM                           458140100            20,184      731,314                SOLE                           SOLE
INTL BUSINESS MACHINES COM               459200101             8,806       99,906                SOLE                           SOLE
INVACARE CORP COM                        461203101             1,529       34,200                SOLE                           SOLE
IRON MOUNTAIN INC (PA) COM               462846106             2,503       51,875                SOLE                           SOLE
JPMORGAN CHASE & CO                      46625H100             3,461       89,278                SOLE                           SOLE
JOHNSON & JOHNSON COM                    478160104            22,399      402,137                SOLE                           SOLE
KIMBERLY-CLARK CORP COM                  494368103             9,632      146,210                SOLE                           SOLE
KIRIN BREWERY CO LTD SPONSORED ADR       497350306             1,751      175,000                SOLE                           SOLE
KYOCERA CORP ADR                         501556203             1,029       12,000                SOLE                           SOLE
LAWSON PRODUCTS INC COM                  520776105               534       14,000                SOLE                           SOLE
LIBERTY MEDIA CORP CL A                  530718105             3,331      370,527                SOLE                           SOLE
LIBERTY MEDIA INTERNATIONAL INC CL A     530719103               686       18,516                SOLE                           SOLE
ELI LILLY & CO COM                       532457108                45          644                SOLE                           SOLE
LINEAR TECHNOLOGY CORP COM               535678106                78        2,000                SOLE                           SOLE
MCDONALD'S CORP COM                      580135101               104        4,000                SOLE                           SOLE
MEDCO HEALTH SOLUTIONS INC               58405U102               454       12,109                SOLE                           SOLE
MEDTRONIC INC COM                        585055106             5,669      116,374                SOLE                           SOLE
MERCK & CO COM                           589331107             7,346      154,671                SOLE                           SOLE
MICROSOFT CORP COM                       594918104             5,515      193,114                SOLE                           SOLE
MYERS INDUSTRIES INC COM                 628464109             1,279       90,750                SOLE                           SOLE
NATIONAL AUSTRALIA BK LTD SPONSORED ADR  632525408             2,085       20,000                SOLE                           SOLE
NEWS CORP LTD ADR (NEW)                  652487703               106        3,000                SOLE                           SOLE
NISOURCE INC COM                         65473P105                54        2,666                SOLE                           SOLE
OUTBACK STEAKHOUSE INC COM               689899102                 8          200                SOLE                           SOLE
PT PASIFIK SATELIT NUSAN ADR             69365Q106                28      206,900                SOLE                           SOLE
PALL CORP COM                            696429307            32,552    1,242,919                SOLE                           SOLE
PEPSICO INC COM                          713448108             6,201      115,098                SOLE                           SOLE
PERRIGO CO COM                           714290103             7,394      389,821                SOLE                           SOLE
PETROLEO BRASILEIRO S A ADR              71654V408             1,684       60,000                SOLE                           SOLE
PFIZER INC COM                           717081103            28,148      821,130                SOLE                           SOLE
PROCTER & GAMBLE CO COM                  742718109             9,943      182,648                SOLE                           SOLE
RAYTHEON COMPANY NEW                     755111507               933       26,100                SOLE                           SOLE
REINSURANCE GROUP OF AMERICA INC COM     759351109             2,613       64,300                SOLE                           SOLE
ROUSE CO COM                             779273101               277        5,850                SOLE                           SOLE
ROYAL DUTCH PETROLEUM CO (1.25 GLDS)     780257804             9,358      181,111                SOLE                           SOLE
SAFESCRIPT PHARMACIES INC                78645V108                 -        2,100                SOLE                           SOLE
ST PAUL TRAVELERS CO COM                 792860108             1,899       46,859                SOLE                           SOLE
SCHERING-PLOUGH CORP COM                 806605101            17,996      973,845                SOLE                           SOLE
SCHLUMBERGER LTD NV COM                  806857108             4,600       72,431                SOLE                           SOLE
SERVICEMASTER CO COM                     81760N109            16,769    1,361,143                SOLE                           SOLE
SIGMA-ALDRICH CORP COM                   826552101               596       10,000                SOLE                           SOLE
STANDEX INTERNATIONAL CORP COM           854231107             1,471       54,100                SOLE                           SOLE
STAPLES INC COM                          855030102               248        8,437                SOLE                           SOLE
STATE STREET CORP COM                    857477103               490       10,000                SOLE                           SOLE
STERICYCLE INC COM                       858912108               574       11,100                SOLE                           SOLE
TELEFONICA S A SPONSORED ADR             879382208               223        5,000                SOLE                           SOLE
TEMPLE-INLAND INC COM                    879868107               321        4,640                SOLE                           SOLE
3M COMPANY COM                           88579Y101             9,733      108,136                SOLE                           SOLE
TOYOTA MOTOR CORP ADR                    892331307               779        9,550                SOLE                           SOLE
TRIBUNE CO COM                           896047107                54        1,200                SOLE                           SOLE
UNION PACIFIC CORP COM                   907818108             1,840       30,964                SOLE                           SOLE
UNITEDGLOBALCOM INC CL A                 913247508             1,765      243,200                SOLE                           SOLE
VECTREN CORP COM                         92240G101             1,343       53,552                SOLE                           SOLE
VELCRO INDUSTRIES N V COM                922571104             1,035       90,000                SOLE                           SOLE
VERIZON COMMUNICATIONS COM               92343V104               321        8,884                SOLE                           SOLE
VODAFONE GROUP PLC SPONSORED ADR         92857W100             1,265       57,250                SOLE                           SOLE
WASTE MANAGEMENT INC (DEL) COM           94106L109               306       10,000                SOLE                           SOLE
WISCONSIN ENERGY CORP COM                976657106               918       28,175                SOLE                           SOLE
WYETH COM                                983024100                 9          275                SOLE                           SOLE
XEROX CORP COM                           984121103               435       30,000                SOLE                           SOLE
ACE LTD                                  G0070K103               676       16,000                SOLE                           SOLE
GARMIN LTD                               G37260109                74        2,000                SOLE                           SOLE
MONTPELIER RE HOLDINGS LTD               G62185106               699       20,000                SOLE                           SOLE
CAMBRIDGE BANCORP                        132152109               588       19,200                SOLE                           SOLE